Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance at beginning of period		$ 57	$ 56
Charged/(credited) to income		1,627	1
Charged to other accounts
Deductions from reserve	[1]	86
Allowance for doubtful accounts		1,598	57
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance at beginning of period		3,988	3,865
Charged/(credited) to income		485	6
Charged to other accounts			117
Deductions from reserve
Allowance for doubtful accounts		$ 4,473	$ 3,988

[1]	Accounts written off, net of recoveries.